Label		Element	Value
Auxier Focus Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's A Shares. More information about these and other discounts is available from your financial professional and in "Reduced Sales Charges - A Shares" on page 17 of the Fund's prospectus.

Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2016
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's A Shares.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Auxier Focus Fund | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases of Less Than $1 million (as a percentage of the offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Net Annual Fund Operating Expenses		rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	419
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	758
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,717
Auxier Focus Fund | Investor Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases of Less Than $1 million (as a percentage of the offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Annual Fund Operating Expenses		rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	680
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,512
Auxier Focus Fund | A Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases of Less Than $1 million (as a percentage of the offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.62%
Fee Waiver and/or Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Net Annual Fund Operating Expenses		rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 695
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,023
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,373
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,357

[1]	Auxier Asset Management LLC (the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) of Institutional Shares to 1.00%, Investor Shares to 1.14%, and A Shares to 1.25% through October 31, 2016 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.
[2]	Applied to purchases not subject to an initial sales charge and redeemed less than one year after purchase.